Presentation of the Financial Statements - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Presentation Of The Financial Statements [Abstract]
Date of end of reporting period	Dec. 31, 2017
Period covered by financial statements	These financial statements cover the financial year from 1 January to 31 December 2017, with comparative figures for the financial years from 1 January to 31 December 2016 and, where appropriate, from 1 January to 31 December 2015.
Interest on tax	£ 24
Accrued interest payable on tax	£ 52